Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Fund), Class A)	0 Months Ended
Dec. 29, 2011
(Oppenheimer Main Street Fund) | Class A
Bar Chart Table:
Annual Return 2001	(10.46%)
Annual Return 2002	(19.42%)
Annual Return 2003	26.95%
Annual Return 2004	9.39%
Annual Return 2005	5.74%
Annual Return 2006	14.91%
Annual Return 2007	4.20%
Annual Return 2008	(38.74%)
Annual Return 2009	28.77%
Annual Return 2010	15.78%